May 18, 2012

CONFIDENTIAL SUBMISSION VIA EMAIL

Draft Registration Statement	Confidential Submission
U.S. Securities and Exchange Commission	Pursuant to
100 F Street, NE	Title I, Section 106 under the
Washington, DC 20549	Jumpstart Our Business Startups Act
and Section 24(b)(2) of the
Securities Exchange Act of 1934

Re:	Confidential Submission of TriLinc Global Impact Fund, LLC’s Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client TriLinc Global Impact Fund, LLC, a Delaware limited liability company (the “Company”), we hereby confidentially submit a Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “Jobs Act”) and Section 24(b)(2) of the Securities Exchange Act of 1934 for non-public review by the Staff of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement. A copy of the Registration Statement is enclosed via this email submission.

Pursuant to Title 1, Section 101 of the Jobs Act, the Company is an “emerging growth company” that had total annual gross revenues of less than $1,000,000,000 during its most recently completed fiscal year ended December 31, 2011. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a road show, as such term is defined in Title 17, Section 230.433(h)(4) of the Code of Federal Regulations.

Please direct all notices and communications with respect to this confidential submission to each of the following:

Gloria Nelund, Chairman and Chief Executive Officer
TriLinc Global Impact Fund, LLC
1230 Rosecrans Ave, Suite 605,.
Manhattan Beach, California 90266
Telephone: (310)997-0580

with copies to:	Judith D. Fryer, Esq.
Greenberg Traurig, LLP
MetLife Building
200 Park Avenue
New York, New York 10166
Telephone: (212) 801-9200
Facsimile: (212) 801-6400

Lauren Prevost, Esq.
Heath D. Linsky, Esq.
Morris, Manning and Martin, LLP
1600 Atlanta Financial Center
3343 Peachtree Road, NE
Atlanta, GA 30326, USA
Phone: (404)233-7000
Fax: (404) 365-9532

If you have any questions with respect to this confidential submission, please call me at 212-801-6928 or Judith Fryer at 212-801-9330.

Very truly yours,

/s/ Yuta N. Delarck, Esq.
Yuta N. Delarck, Esq.

Enclosures

cc:	Judith D. Fryer, Esq.

Gloria S. Nelund, Chairman and Chief Executive Officer of the Company